UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   7/31/14

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31 ,2014
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 89.13%
AEROSPACE/DEFENSE - 0.16%
AAR Corp.	$ 1,000,000	2.2500	3/1/2016	$ 1,046,250

AUTO MANUFACTURERS - 1.50%
Tesla Motors, Inc.	9,000,000	0.2500	3/1/2019	8,510,625
Wabash National Corp.	1,000,000	3.3750	5/1/2018	1,380,000
				9,890,625
BANKS - 13.09%
Barclays Bank PLC	17,000,000	0.0000	5/20/2021	17,419,900
Barclays Bank PLC	9,500,000	0.0000	7/23/2021	9,352,750
Ensco PLC	7,000,000	0.0000	12/15/2020	6,484,100
Goldman Sachs Group, Inc.	1,000,000	0.0000	2/19/2021	938,627
Kansas City Southern	10,000,000	0.0000	2/16/2021	10,047,480
UBS AG	11,000,000	0.0000	2/15/2021	10,794,300
Wells Fargo & Co.	7,200,000	0.0000	1/24/2020	7,819,200
Wells Fargo & Co.	9,500,000	0.0000	6/5/2020	11,459,850
Wells Fargo & Co.	9,500,000	0.0000	6/10/2020	9,083,900
Wells Fargo & Co.	2,800,000	0.0000	1/24/2020	3,040,800
				86,440,907
BIOTECHNOLOGY - 7.84%
Acorda Therapeutics, Inc.	4,500,000	1.7500	6/15/2021	4,385,295
Cubist Pharmaceuticals, Inc. - 144A	9,000,000	1.8750	9/1/2020	9,703,125
Emergent Biosolutions, Inc. - 144A	15,000,000	2.8750	1/15/2021	15,506,250
PDL BioPharma, Inc.	13,000,000	4.0000	2/1/2018	14,446,250
United Therapeutics Corp.	4,000,000	1.0000	9/15/2016	7,745,000
				51,785,920
COMMERCIAL SERVICES - 3.96%
Albany Moleculary Research, Inc. - 144A	6,000,000	2.2500	11/15/2018	8,291,250
Carriage Services, Inc. - 144A	9,000,000	2.7500	3/15/2021	9,129,420
Macquarie Infrastructure	8,000,000	2.8750	7/15/2019	8,695,000
				26,115,670
COMPUTERS - 3.38%
J2 Global, Inc.	13,000,000	3.2500	6/15/2029	13,048,750
SanDisk Corp. - 144A	6,000,000	0.5000	10/15/2020	7,008,750
Spansion LLC - 144A	1,500,000	2.0000	9/1/2020	2,288,438
				22,345,938
DISTRIBUTION/WHOLESALE - 1.58%
Titan Machinery, Inc.	12,000,000	3.7500	5/1/2019	10,432,500

DIVERSIFIED FINANCIAL SERVICES - 2.07%
BGC Partners, Inc.	1,000,000	4.5000	7/15/2016	1,074,375
Encore Capital Group, Inc. - 144A	7,000,000	2.8750	3/15/2021	6,702,500
Portfolio Recovery Associates, Inc. - 144A	5,000,000	3.0000	8/1/2020	5,900,000
				13,676,875
ELECTRONICS - 2.72%
NRG Yield, Inc. - Cl. A - 144A	1,000,000	3.5000	2/1/2019	1,212,500
InvenSense, Inc. - 144A	1,000,000	1.7500	11/1/2018	1,201,250
TTM Technologies, Inc.	15,000,000	1.7500	12/15/2020	15,543,750
				17,957,500
ENERGY-ALTERNATE SOURCES - 2.48%
Renewable Energy Group, Inc.	15,000,000	2.7500	6/15/2019	16,368,750

HEALTHCARE-PRODUCTS - 1.80%
Alere, Inc.	1,000,000	3.0000	5/15/2016	1,113,750
Integra LifeSciences Holdings Corp.	10,000,000	1.6250	12/15/2016	10,743,750
				11,857,500

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31 ,2014
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HEALTHCARE-SERVICES - 0.36%
Molina Healthcare, Inc.	$ 2,000,000	1.1250	1/15/2020	$ 2,353,750

HOME BUILDERS - 3.53%
M/I Homes, Inc.	9,000,000	3.0000	3/1/2018	9,455,625
Meritage Homes Corp.	11,000,000	1.8750	9/15/2032	11,391,875
Ryland Group, Inc.	1,000,000	0.2500	6/1/2019	926,250
Toll Brothers Finance Corp.	1,500,000	0.5000	9/15/2032	1,530,938
				23,304,688
HOUSEHOLD PRODUCTS/WARES - 0.18%
Jarden Corp.	1,000,000	1.5000	6/15/2019	1,162,500

INTERNET - 1.70%
HomeAway, Inc. - 144A	9,000,000	0.1250	4/1/2019	8,836,875
Priceline Group, Inc.	2,000,000	0.3500	6/15/2020	2,410,000
				11,246,875
INVESTMENT COMPANIES - 13.33%
Ares Capital Corp. - 144A	9,000,000	4.3750	1/15/2019	9,405,000
Blackrock Kelso Capital Corp.	10,000,000	5.5000	2/15/2018	10,587,500
Kohlberg Capital Corp.	1,000,000	8.7500	3/15/2016	1,133,125
New Mountain Finance Corp. - 144A	16,000,000	5.0000	6/15/2019	16,230,000
Prospect Capital Corp. - 144A	15,000,000	4.7500	4/15/2020	14,775,000
TCP Capital Corp. - 144A	16,000,000	5.2500	12/15/2019	15,900,000
TICC Capital Corp.	11,000,000	7.5000	11/1/2017	12,058,750
TPG Specialty Lending, Inc. - 144A	8,000,000	4.5000	12/15/2019	7,955,000
				88,044,375
METAL FABRICATE/HARDWARE - 0.15%
RTI International Metals, Inc.	1,000,000	1.6250	10/15/2019	979,375

OIL & GAS - 0.57%
Energy XXI Bermuda Ltd. - 144A	4,000,000	3.0000	12/15/2018	3,795,000

OIL & GAS SERVICES - 1.81%
Hornbeck Offshore Services, Inc.	2,000,000	1.5000	9/1/2019	2,328,750
SEACOR Holdings, Inc. - 144A	10,000,000	3.0000	11/15/2028	9,650,000
				11,978,750
PHARMACEUTICALS - 1.41%
Salix Pharmaceuticals Ltd.	4,500,000	1.5000	3/15/2019	9,320,625

REAL ESTATE - 0.34%
Forestar Group, Inc.	2,100,000	3.7500	3/1/2020	2,264,063

REITS - 16.66%
Apollo Commercial Real Estate	12,000,000	5.5000	3/15/2019	12,750,060
Blackstone Mortgage Trust, Inc.	12,500,000	5.2500	12/1/2018	13,375,000
Colony Financials, Inc.	13,000,000	3.8750	1/15/2021	13,251,875
IAS Operating Partnership LP - 144A	15,000,000	5.0000	3/15/2018	14,746,875
National Health Investors, Inc.	14,000,000	3.2500	4/1/2021	14,035,000
Pennymac Corp.	14,500,000	5.3750	5/1/2020	14,454,688
Redwood Trust, Inc.	6,000,000	4.6250	4/15/2018	6,213,750
Resource Capital Corp.	8,000,000	6.0000	12/1/2018	8,100,000
Spirit Realty Capital, Inc.	13,000,000	2.8750	5/15/2019	13,065,063
				109,992,311
RETAIL - 1.78%
EZCORP, Inc. - Cl. A -144A	13,000,000	2.1250	6/15/2019	11,756,875

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31 ,2014
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

SEMICONDUCTORS - 2.92%
GT Advanced Technologies, Inc.	$ 3,000,000	3.0000	12/15/2020	$ 4,190,625
NVIDIA Corp. - 144A	10,000,000	1.0000	12/1/2018	10,875,000
Photronics, Inc.	3,000,000	3.2500	4/1/2016	3,166,875
Rudolph Technologies, Inc. - 144A	1,000,000	3.7500	7/15/2016	1,043,750
				19,276,250
SOFTWARE - 2.32%
Akamai Technologies, Inc. - 144A	1,000,000	0.0000	2/15/2019	1,015,005
Verint Systems, Inc.	14,000,000	1.5000	6/1/2021	14,280,000
				15,295,005
TELECOMMUNICATIONS - 1.21%
Finisar Corp. - 144A	2,000,000	0.5000	12/15/2033	1,958,750
JDS Uniphase Corp. - 144A	6,000,000	0.6250	8/15/2033	6,045,000
				8,003,750
TRUCKING & LEASING - 0.28%
Greenbrier Companies, Inc.	1,000,000	3.5000	4/1/2018	1,835,000

TOTAL CONVERTIBLE BONDS				588,527,627
(Cost - $574,067,733)

SHORT-TERM INVESTMENTS - 10.13%
MONEY MARKET FUND - 10.13%	Shares
Milestone Treasury Obligations Portfolio +	66,876,665	0.0000		$ 66,876,665
TOTAL SHORT-TERM INVESTMENTS
(Cost - $66,876,665)

TOTAL INVESTMENTS - 99.26%
(Cost - $640,944,398) (a)				$ 655,404,292
OTHER ASSETS LESS LIABILITIES - 0.74%				4,872,117
NET ASSETS - 100.00%				$ 660,276,409

+ Variable rate security. Interest rate is as of July 31, 2014
REITS - Real Estate Investment Trusts
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $639,150,749 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:				25,821,243
Unrealized Depreciation:				(9,567,700)
Net Unrealized Appreciation:				16,253,543

TOTAL RETURN SWAP	Notional Amount	Termination Date	Unrealized Loss

Agreement with ReFlow Fund, LLC dated March 1, 2014 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.45%.	65,800,627	8/29/2014	(421,125)

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31 ,2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2014 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 588,527,627	$ -	$ 588,527,627
Short-Term Investments	66,876,665	-	-	66,876,665
Total Investments in Securities	$ 66,876,665	$ 588,527,627	$ -	$ 655,404,292
Liabilities
Total Return Swap**	$ -	$ 421,125	$ -	$ 421,125

*Please refer to schedule of investments for industry classification.

There were no transfers into or out of Level 1,  Level 2 and Level 3 during the current period presented. It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did no hold any Level 3 securities.
**Represents variation margin on the last day of the reporting period.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31 ,2014

Derivative Transactions – The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities.  The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the period ended July 31, 2014, the Fund invested in total return swaps. At July 31, 2014, the payable for open swap contracts was $421,125.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/26/14